UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 4020 South 147th Street, Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Great Lakes Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012

Shares		Value

	COMMON STOCK - 97.8%
	APPAREL - 5.5%
34,607	Gildan Activewear, Inc. - Cl. A	$ 952,385
34,680	Iconix Brand Group, Inc. *	605,860
47,634	Maidenform Brands, Inc.	948,869
		2,507,114
	BANKS - 4.3%
44,726	BBCN Bancorp, Inc. *	487,066
13,631	Cass Information Systems, Inc.	548,648
20,740	Home Capital Group, Inc.	919,834
		1,955,548
	CHEMICALS - 3.1%
50,193	Methanex Corp.	1,397,373

	COMMERCIAL SERVICES - 1.3%
20,845	PAREXEL International Corp. *	588,454

	COMPUTERS - 2.4%
30,120	Diebold, Inc.	1,111,729

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
116,421	Insteel Industries, Inc.	1,298,094
16,021	Littelfuse, Inc.	911,435
		2,209,529
	ELECTRONICS - 13.7%
51,297	Brady Corp.	1,411,180
64,998	Checkpoint Systems, Inc. *	566,133
70,954	Electro Scientific Industries, Inc.	838,676
51,249	Rofin-Sinar Technologies, Inc. *	970,144
30,874	Tech Data Corp. *	1,487,201
67,972	Vishay Precision Group, Inc. *	948,209
		6,221,543
	ENVIRONMENTAL CONTROL - 2.1%
59,217	Darling International, Inc. *	976,488

	HAND/MACHINE TOOLS - 2.6%
130,846	Hardinge, Inc.	1,190,699

	HEALTHCARE-PRODUCTS - 1.5%
50,921	Merit Medical Systems, Inc. *	703,219

Great Lakes Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2012
Shares		Value
	HEALTHCARE-SERVICES - 3.2%
16,079	Centene Corp. *	$ 484,943
10,513	Magellan Health Services, Inc. *	476,554
18,808	US Physical Therapy, Inc.	478,287
		1,439,784
	HOUSEHOLD PRODUCTS/WARES - 2.1%
95,499	AT Cross Co. *	942,575

	INSURANCE - 9.6%
62,779	American Safety Insurance Holdings Ltd. *	1,177,106
13,031	Assurant, Inc.	454,000
44,756	Genworth MI Canada, Inc.	809,436
221,057	Maiden Holdings Ltd. *	1,918,775
		4,359,317
	MACHINERY-DIVERSIFIED - 6.4%
31,019	Gardner Denver, Inc.	1,641,215
15,734	Nordson Corp.	806,997
13,609	Zebra Technologies Corp. *	467,605
		2,915,817
	MULTI-NATIONAL - 3.7%
78,023	Banco Latinoamericano de Comercio Exterior SA	1,672,033

	OIL & GAS - 2.1%
54,930	Delek US Holdings, Inc.	966,219

	OIL & GAS SERVICES - 4.4%
55,782	Dawson Geophysical Co. *	1,328,727
31,620	Natural Gas Services Group, Inc. *	468,608
141,180	Xtreme Drilling and Coil Services Corp. *	216,007
		2,013,342
	PACKAGING & CONTAINERS - 1.9%
15,857	Rock-Tenn Co.	864,999

	REAL ESTATE - 1.1%
6,930	Jones Lang LaSalle, Inc.	487,664

	RETAIL - 8.6%
41,965	Collective Brands, Inc. *	898,890
64,613	GameStop Corp. - Cl. A	1,186,295
36,980	Guess?, Inc.	1,123,083
17,802	World Fuel Services Corp.	677,010
		3,885,278
Great Lakes Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2012
Shares		Value
	SAVINGS & LOANS - 2.4%
142,577	First Niagara Financial Group, Inc.	$ 1,090,714

	SEMICONDUCTORS - 2.4%
37,270	MKS Instruments, Inc.	1,078,221

	TELECOMMUNICATIONS - 2.4%
79,037	Arris Group, Inc. *	1,099,405

	TRANSPORTATION - 6.1%
136,824	Arkansas Best Corp.	1,723,982
122,295	Rand Logistics, Inc. *	1,039,508
		2,763,490

	TOTAL COMMON STOCK ( Cost - $45,014,397)	44,440,554

	TOTAL INVESTMENTS - 97.8% ( Cost - $45,014,397)	$ 44,440,554
	OTHER ASSETS LESS LIABILITIES - 2.2%	986,854
	NET ASSETS - 100.0%	$ 45,427,408

* Non-income producing security.

At June 30, 2012, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:	$ 3,510,044
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:	(4,083,887)
Net unrealized depreciation:	$ (573,843)

Great Lakes Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Shares		Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 3.8%
12,440	Boeing Co.	$ 924,292
26,800	Raytheon Co.	1,516,612
		2,440,904
	AGRICULTURE - 2.8%
20,770	Philip Morris International, Inc.	1,812,390

	APPAREL - 0.7%
3,360	VF Corp.	448,392

	BANKS - 1.2%
35,120	Bank of America Corp.	287,282
8,000	PNC Financial Services Group, Inc.	488,880
		776,162
	BEVERAGES - 0.5%
4,800	Beam, Inc.	299,952

	BIOTECHNOLOGY - 0.8%
10,020	Gilead Sciences, Inc. *	513,826

	CHEMICALS - 2.0%
9,300	PPG Industries, Inc.	986,916
2,960	Praxair, Inc.	321,841
		1,308,757
	COMMERCIAL SERVICES - 3.3%
28,900	Equifax, Inc.	1,346,740
16,010	Verisk Analytics, Inc. - Cl. A *	788,652
		2,135,392
	COMPUTERS - 11.7%
7,410	Apple, Inc. *	4,327,440
19,840	Hewlett-Packard Co.	398,982
14,620	International Business Machines Corp.	2,859,380
		7,585,802
	COSMETICS/PERSONAL CARE - 4.7%
11,160	Colgate-Palmolive Co.	1,161,756
30,330	Procter & Gamble Co.	1,857,713
		3,019,469
Great Lakes Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 7.7%
8,800	BlackRock, Inc. - Cl. A	$ 1,494,416
5,760	CME Group, Inc. - Cl. A	1,544,314
4,400	Franklin Resources, Inc.	488,356
8,600	T Rowe Price Group, Inc.	541,456
7,710	Visa, Inc. - Cl. A	953,187
		5,021,729
	ELECTRIC - 4.4%
40,440	Northeast Utilities	1,569,476
24,260	SCANA Corp.	1,160,598
5,400	Xcel Energy, Inc.	153,414
		2,883,488
	FOOD - 0.3%
2,300	Hershey Co.	165,669

	HEALTHCARE-PRODUCTS - 2.5%
5,600	Becton Dickinson and Co.	418,600
18,600	Zimmer Holdings, Inc.	1,197,096
		1,615,696
	HEALTHCARE-SERVICES - 0.3%
2,960	UnitedHealth Group, Inc.	173,160

	INSURANCE - 1.4%
15,200	Aflac, Inc.	647,368
9,120	MetLife, Inc.	281,352
		928,720
	INTERNET - 0.8%
890	Google, Inc. - Cl. A *	516,262

	LODGING - 2.9%
35,930	Wyndham Worldwide Corp.	1,894,948

	MACHINERY-CONSTRUCTION & MINING - 1.1%
8,730	Caterpillar, Inc.	741,264

	MACHINERY-DIVERSIFIED - 0.5%
3,900	Deere & Co.	315,393
Great Lakes Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares		Value
	MEDIA - 8.2%
7,150	McGraw-Hill Cos, Inc.	$ 321,750
84,000	News Corp.	1,872,360
3,200	Scripps Networks Interactive, Inc.	181,952
48,900	Time Warner, Inc.	1,882,650
22,000	Viacom, Inc.	1,034,440
		5,293,152
	MISCELLANEOUS MANUFACTURING - 2.0%
5,700	3M Co.	510,720
37,870	General Electric Co.	789,211
		1,299,931
	OIL & GAS - 3.7%
3,460	Chevron Corp.	365,030
4,240	ConocoPhillips	236,931
5,540	Exxon Mobil Corp.	474,058
4,500	Noble Energy, Inc.	381,690
14,900	Range Resources Corp.	921,863
		2,379,572
	OIL & GAS SERVICES - 1.4%
13,770	National Oilwell Varco, Inc.	887,339

	PACKAGING & CONTAINERS - 1.2%
4,800	Bemis Co., Inc.	150,432
18,400	Crown Holdings, Inc. *	634,616
		785,048
	PHARMACEUTICALS - 7.1%
2,600	Abbott Laboratories	167,622
34,086	Express Scripts Holding Co. *	1,903,021
18,980	McKesson Corp.	1,779,375
32,500	Pfizer, Inc.	747,500
		4,597,518
	REAL ESTATE INVESTMENT TRUSTS - 6.2%
18,480	American Tower Corp.	1,291,937
10,460	Boston Properties, Inc.	1,133,550
2,800	Macerich Co.	165,340
9,700	Prologis, Inc.	322,331
5,700	Simon Property Group, Inc.	887,262
2,800	SL Green Realty Corp.	224,672
		4,025,092
Great Lakes Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Shares		Value
	RETAIL - 4.9%
590	AutoZone, Inc. *	$ 216,630
16,560	CVS Caremark Corp.	773,849
5,530	Family Dollar Stores, Inc.	367,634
24,110	Home Depot, Inc.	1,277,589
9,080	Ross Stores, Inc.	567,228
		3,202,930
	SEMICONDUCTORS - 5.1%
87,840	Intel Corp.	2,340,936
31,220	Linear Technology Corp.	978,123
		3,319,059
	SOFTWARE - 0.7%
26,600	Activision Blizzard, Inc.	318,934
3,500	BMC Software, Inc. *	149,380
		468,314
	TELECOMMUNICATIONS - 1.5%
20,400	Motorola Solutions, Inc.	981,444

	TRANSPORTATION - 3.0%
24,500	United Parcel Service, Inc. - Cl. B	1,929,620

	WATER - 0.3%
4,800	American Water Works Co., Inc.	164,544

	TOTAL COMMON STOCK ( Cost - $56,201,154)	63,930,938

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
830,134	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - 0.00%+	830,134
	( Cost - $830,134)

	TOTAL INVESTMENTS - 100.0% ( Cost - $57,031,288)	$ 64,761,072
	OTHER ASSETS LESS LIABILITIES - 0.0%	23,537
	NET ASSETS - 100.0%	$ 64,784,609

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

At June 30, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 8,906,478
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(1,176,694)
Net unrealized appreciation:		$ 7,729,784

Great Lakes Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Great Lakes Small Cap Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,440,554	-	$ -	$ 44,440,554
Total	$ 44,440,554	$ -	$ -	$ 44,440,554

Great Lakes Disciplined Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 63,930,938	-	$ -	$ 63,930,938
Short Term Investment	$ 830,134	-	-	$ 830,134
Total	$ 64,761,072	$ -	$ -	$ 64,761,072

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/12